Summary of Significant Principles - Derivatives (Details)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Terminated cash flow hedges, maximum length of time over which forecasted transactions are hedges	25 years
Terminated cash flow hedges, maximum length of time over which forecasted transactions are hedged for substantial number	10 years
For open or future cash flow hedges, maximum length of time over which forecasted transactions hedged	7 years